ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Accrued employee compensation and benefits	$ 127,600	$ 132,264
Accrued expenses	96,492	76,481
Advances from customers	8,783	5,735
Income and indirect taxes payable	14,970	19,897
Total	$ 247,845	$ 234,377